Organization and business overview (Tables)	12 Months Ended
Feb. 28, 2025
Accounting Policies [Abstract]
Schedule of consolidated financial statements reflected the activities

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
FAST TRACK GROUP	May 31, 2024	100%	Cayman Island	Investment holding
TCX HOLDINGS LTD	May 31, 2024	100%	British Virgin Islands	Investment holding
Fast Track Events Pte. Ltd.	March 8, 2012	100%	Singapore	Regional entertainment-focused event management and marketing company